Property plant and equipment - Summary of Impairment Testing to Reasonably Possible Changes in Assumptions (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Bottom of range [member]
Disclosure of information for cash-generating units [line items]
Discount rate (bps)	4.99%	6.19%
Top of range [member]
Disclosure of information for cash-generating units [line items]
Discount rate (bps)	21.63%	22.92%
CGU Zegna Segment [Member]
Disclosure of information for cash-generating units [line items]
Headroom	€ 1,277
Discount rate (bps)	6.69%
EBITDA CAGR (%)	13.20%
Growth rate	1.50%
WACC +100 bps	0.0931
WACC -100 bps	0.1790
Growth rate +/- 50 bps (Increase)	0.1485
Growth rate -50 bps	0.1106
EBITDA +500 bps	0.1506
EBITDA -500 bps	0.1048
CGU Thom Browne [Member]
Disclosure of information for cash-generating units [line items]
Headroom	€ 325
Discount rate (bps)	7.73%
EBITDA CAGR (%)	15.30%
Growth rate	2.00%
WACC +100 bps	0.0209
WACC -100 bps	0.0491
Growth rate +/- 50 bps (Increase)	0.0393
Growth rate -50 bps	0.0269
EBITDA +500 bps	0.0376
EBITDA -500 bps	0.0274
Zegna Segment DOS [Member]
Disclosure of information for cash-generating units [line items]
Headroom	€ (8,692)
Growth rate	1.50%
WACC +100 bps	0.8994
WACC -100 bps	0.8344
Growth rate +/- 50 bps (Increase)	0.8692
Growth rate -50 bps	0.8692
Revenues CAGR (%)	9.70%
Revenues +/-250 bps (Increase)	0.8320
Revenues +/-250 bps (Decrease)	0.9048
Zegna Segment DOS [Member] | Bottom of range [member]
Disclosure of information for cash-generating units [line items]
WACC (%)	4.99%
Zegna Segment DOS [Member] | Top of range [member]
Disclosure of information for cash-generating units [line items]
WACC (%)	21.63%
Thom Browne Segment DOS [Member]
Disclosure of information for cash-generating units [line items]
Discount rate (bps)	2.00%
WACC +100 bps	0.0095
Growth rate -50 bps	0.0058
Revenues CAGR (%)	6.90%
Revenues +/-250 bps (Decrease)	0.0235
Thom Browne Segment DOS [Member] | Bottom of range [member]
Disclosure of information for cash-generating units [line items]
WACC (%)	7.13%
Thom Browne Segment DOS [Member] | Top of range [member]
Disclosure of information for cash-generating units [line items]
WACC (%)	10.33%